Warrants	12 Months Ended
Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Warrants
Warrants

The following is a summary of warrant activity for the years ended December 31, 2014 and 2013 (in thousands):

	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Consultant and Oxford Warrants	Total
Outstanding, January 1, 2013	—	7,578	2,846	361	360	978	1,093	13,216
Granted	7,044	—	—	—	—	—	182	7,226
Exercised	(602)	(2,661)	(1,688)	(185)	(70)	—	(196)	(5,402)
Expired	—	—	—	—	—	—	(190)	(190)
Outstanding, December 31, 2013	6,442	4,917	1,158	176	290	978	889	14,850
Granted	—	—	—	—	—	—	300	300
Exercised	(2,469)	(1,886)	(543)	—	(265)	(62)	(469)	(5,694)
Expired	—	—	—	—	—	(916)	—	(916)
Outstanding, December 31, 2014	3,973	3,031	615	176	25	—	720	8,540
Expiration	September 2018	December 2017	April 2017	March 2016	March 2016	August 2014	Varies 2014-2020

Warrants consist of warrants potentially settleable in cash, which are liability-classified warrants, and equity-classified warrants.

Warrants classified as liabilities

Liability-classified warrants consist of warrants to purchase common stock issued in connection with equity financings in September 2013, December 2012, April 2011, March 2011, March 2010 and August 2009. These warrants are potentially settleable in cash and were determined not to be indexed to our common stock.

The estimated fair value of outstanding warrants accounted for as liabilities is determined at each balance sheet date. Any decrease or increase in the estimated fair value of the warrant liability since the most recent balance sheet date is recorded in the condensed consolidated statement of comprehensive loss as other income (expense). The fair value of the warrants is estimated using an appropriate pricing model with the following inputs:

	As of December 31, 2014
	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$2.50	$1.90	$0.65	$0.65	$2.15	$4.50
Expected term (years)	3.72	2.98	2.31	1.18	1.24	0.00
Volatility %	75.60%	76.85%	78.24%	77.38%	77.12%	—%
Risk-free rate %	1.30%	1.09%	0.80%	0.32%	0.35%	—%

	As of December 31, 2013
	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$2.50	$1.90	$0.65	$0.65	$2.15	$4.50
Expected term (years)	4.72	3.98	3.31	2.18	2.24	0.59
Volatility %	71.97%	71.38%	71.71%	73.45%	73.36%	66.85%
Risk-free rate %	1.61%	1.25%	0.93%	0.45%	0.47%	0.11%

The company’s expected volatility is based on a combination of implied volatilities of similar publicly traded entities. The expected life assumption is based on the remaining contractual terms of the warrants. The risk-free rate is based on the zero coupon rates in effect at the time of valuation. The dividend yield used in the pricing model is zero, because the company has no present intention to pay cash dividends.

The changes in fair value of the warrant liability for the years ended December 31, 2014 and 2013 were as follows (in thousands):

	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Total
Warrant liability, January 1, 2013	$—	$6,954	$3,310	$378	$187	$135	$10,964
Fair value of warrants granted	8,238	—	—	—	—	—	8,238
Fair value of warrants exercised	(1,931)	(8,482)	(3,455)	(260)	(121)	—	(14,249)
Change in fair value of warrants	16,643	19,588	5,214	645	879	1,043	44,012
Warrant liability, December 31, 2013	22,950	18,060	5,069	763	945	1,178	48,965
Fair value of warrants granted	—	—	—	—	—	—	—
Fair value of warrants exercised	(12,713)	(10,086)	(2,906)	—	(1,159)	(162)	(27,026)
Change in fair value of warrants	(7,677)	(5,947)	(1,538)	(600)	222	(1,016)	(16,556)
Warrant liability, December 31, 2014	$2,560	$2,027	$625	$163	$8	$—	$5,383

Warrants classified as equity

Equity-classified warrants consist of warrants issued in connection with consulting services provided to us. Additionally, on May 8, 2013 as a part of our Loan financing, we granted Oxford Financial LLC warrants to purchase 182,186 shares of common stock at an exercise price of $2.47, which equaled to the 20-day average market price of our common stock prior to the date of the grant. The warrants were valued using the Black Scholes model. The fair value assumptions for the grant included a volatility of 75.34%, expected term of seven years, risk free rate of 1.20%, and a dividend rate of 0.00%. The fair value of the warrants granted was $1.93 per share. These warrants are recorded in equity at fair value upon issuance, and not as liabilities, and are not subject to adjustment to fair value in subsequent reporting periods.